INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

Income tax provision is summarized as follows:

	Year Ended December 31,
	2024	2023
Current:
Federal	$37,712	$17,676
State	14,366	6,734
	52,078	24,410
Deferred:
Federal	-	-
State	-	-
Change in valuation allowance	205,606	434,409
Net operating losses	(257,684)	(458,819)

Income tax provision	$-	$-

SCHEDULE OF INCOME BEFORE INCOME TAXES

The actual income tax provision differs from the “expected” tax computed by applying the Federal corporate tax rate of 21% to the income before income taxes as follows:

	Year Ended December 31,
	2024	2023
“Expected” income tax benefit	$37,712	$17,676
State tax expense, net of Federal Benefit	14,366	6,734
Change in valuation allowance	205,606	434,409
Other	-	-
Net operating losses	(257,684)	(458,819)

Income tax provision	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences which give rise to significant portions of the deferred taxes are summarized as follows:

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Inventory reserves	$-	$-
Allowances for bad debts and returns	-	-
Accrued expenses	6,727	(19,301)
Asset valuation reserves	-	-
Net operating loss carry forwards - estimated	5,576,462	5,396,883
Other		-
Total deferred tax assets	5,583,188	5,377,582
Valuation allowance	(5,583,188)	(5,377,582)

	-	-
Deferred tax liabilities:
Deferred state taxes	-	-
Total deferred tax liabilities	-	-

Net deferred tax assets	$-	$-